Trade, other payables and accrued liabilities	6 Months Ended
Feb. 28, 2022
Trade, other payables and accrued liabilities

10.	Trade, other payables and accrued liabilities

Trade and other payables of the Company are principally comprised of amounts outstanding for trade purchases relating to exploration activities and payroll liabilities. The usual credit period taken for trade purchases is between 30 to 90 days.

The following is an aged analysis of the trade, other payables and accrued liabilities:

	February 28, 2022	August 31, 2021
Less than 1 month	$2,119	$2,161
1 to 3 months	2,120	119
Over 3 months	1,362	2,983
Total Trade, Other Payables and Accrued Liabilities	$5,601	$5,263